Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000,000
Previously Paid Amount	0
Total Fee Amount	138,100
Total Offset Amount	$ 0
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $1,000,000,000. The prospectus is a final prospectus for the related offering.
Net Fee	$ 138,100
Narrative - Max Aggregate Offering Price	$ 1,000,000,000
Final Prospectus	true